UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-05681
                                                                ND Tax-Free Fund, Inc.

(Exact name of registrant as specified in charter)

Address of Registrant :        1 Main Street North
                                           Minot, ND 58703

Name and address of agent for service :        Brenda Sem
                                                                    1 Main Street North
                                                                    Minot, ND 58703

 Registrant’s telephone number, including area code: (701)852-5292
Date of fiscal year end: December 31, 2003
Date of reporting period: June 30, 2004

Item 1. Reports to Stockholders.

Dear Shareholder:

Enclosed is the semi-annual report of the operations of the ND Tax-Free Fund, Inc. (the “Fund”) for the six months ended June 30, 2004.  The Fund’s portfolio and related financial statements are presented within for your review.

The global recovery, centered in the U.S. and Asia, continues to improve as evidenced by the recent Federal Reserve hike in the Federal Funds Rate from a historic low of 1.00% to 1.25% on June 30th.  The increase was widely anticipated as recent economic and labor market conditions have improved.  The environment of rising profits, low interest rates, a weak dollar, accelerating domestic retail sales, and strengthening exports bodes well for a further accommodative Federal Reserve.

The Federal Reserve has taken center stage as it prepares to shift away from its stimulative monetary stance to a normalization of fed funds.

Several crucial questions remain unresolved:
What will constitute a neutral fed fund rate?
Will the normalization process be faster or slower than the market is currently discounting?
How much damage will higher rates cause the economy and market?

While no one knows for certain, recent verbiage from the Federal Reserve states: “With underlying inflation still expected to be relatively low, the Committee believes that policy accommodation can be removed at a pace that is likely to be measured. Nonetheless, the Committee will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability.”

Municipals during the period remained range bound with yields on twenty-year AAA general obligations yielding 4.23% at the beginning of the year and ending the period at 4.81%. (Source: Municipal Market Data).

Having been undervalued relative to U.S. Treasuries for some time, municipals have started to rebound in recent months as municipal supply has declined.  This out-performance should continue as interest rates rise, further dampening municipal supply.

During the period the Fund utilized defensive positions designed to provide share price stability.  U.S. Treasury futures were used to hedge a portion of the portfolio, stabilizing the Fund’s share price as Treasury yields advanced during the period.  The ND Tax-Free Fund A shares began the year at $7.94 per share and ended the period at $7.76 per share for a total return of (0.30%) (without sales charge) (YTD).  The ND Tax-Free Fund B shares began the year at $7.94 per share and ended the period at $7.76 per share for a total return of (0.60%) (without CDSC) (YTD).  This compares to the Lehman municipal index’s return of (0.68%) for the period (YTD).  Risk management is important in this market environment

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality, double tax-exempt issues.  Credit quality for the period ended was AAA 80%, AA 2%, A 7% and N/R 11%.

Income exempt from federal and state income taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more frequent updates, visit our website at www.integritymf.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of Monte Avery, Chief Portfolio Strategist with Integrity Mutual Funds.  The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

Terms & Definitions  June 30, 2004 (Unaudited)

Appreciation

The increase in value of an asset.

Average Annual Total Return

A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis.

Coupon Rate or Face Rate

The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

Depreciation

The decrease in value of an asset.

Lehman Brothers Municipal Bond Index

An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market.  The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value

The actual (or estimated) price at which a bond trades in the market place.

Maturity

A measure of the term or life of a bond in years.  When a bond “matures,” the issuer repays the principal.

Multiple Classes of Shares

Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are “classes” of shares.  Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals.  Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

Net Asset Value (NAV)

The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Offering Price

The price at which a mutual fund’s share can be purchased.  The offering price per share is the current net asset value plus any sales charge.

Quality Ratings

A designation assigned by independent rating companies to give a relative indication of a bond’s credit worthiness.  “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities.  Ratings can range from a high of “AAA” to a low of “D”.

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

June 30, 2004 (Unaudited)

PERFORMANCE AND COMPOSITION

Insert Pie Charts

PORTFOLIO QUALITY RATINGS

(based on Total Long-Term Investments)

AAA	79.5%
AA	2.0%
A	7.1%
NR	11.4%

Quality ratings reflect the financial strength of the issuer.  They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s.  Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, the investment adviser.

These percentages are subject to change.

PORTFOLIO MARKET SECTORS

(As a % of Net Assets)

I-Industrial	23.3%
S-School	20.1%
HC-Health Care	19.9%
O-Other	11.1%
U-Utilities	9.6%
C/L-COP/Lease	7.2%
T-Transportation	5.0%
W/S-Water/Sewer	3.8%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

June 30, 2004 (Unaudited)

DISCLOSURE OF FUND EXPENSES

EXAMPLE 1:

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $1,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods.  The example also is based on the Fund’s actual expenses of 0.95% (A shares), 1.55% (B shares) and rate of return for the period of -0.30% (A shares), -0.60% (B shares).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption		No Redemption
Share Class	A	B	A	B
YTD expenses	$52	$55	$52	$15

Account value of an initial investment of $1,000 on A shares as of the end of the period would be $955.

Account value of an initial investment of $1,000 on B shares as of the end of the period would be $994.

EXAMPLE 2:

This example assumes that you invest $1,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods.  The example is based on the Fund’s actual operating expenses of 0.95% (A shares), 1.55% (B shares) and also assumes that your investment has a 5.00% return.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption		No Redemption
Share Class	A	B	A	B
YTD expenses	$52	$56	$52	$16

Account value of an initial investment of $1,000 on A shares as of the end of the period would be $1,005.

Account value of an initial investment of $1,000 on B shares as of the end of the period would be $1,050.

June 30, 2004 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending June 30, 2004
ND Tax-Free Fund				Since Inception
Class B Shares	1 year	5 year	10 year	(January 3, 1989)
Without CDSC	0.58%	1.93%	*N/A	4.01%
With CDSC (4% max)	(3.31)%	1.93%	*N/A	4.01%

	For periods ending June 30, 2004
				Since Inception
Lehman Brothers Municipal Bond Index	1 year	5 year	10 year	(January 3, 1989)
	0.76%	5.87%	6.43%	7.12%

	For periods ending June 30, 2004
ND Tax-Free Fund				Since Inception
Class A Shares	1 year	5 year	10 year	(January 7, 2000)
Without Sales Charge	1.29%	N/A	N/A	3.07%
With Sales Charge (4.25%)	(2.97)%	N/A	N/A	2.08%

	For periods ending June 30, 2004
				Since Inception
Lehman Brothers Municipal Bond Index	1 year	5 year	10 year	(January 7, 2000)
	0.76%	N/A	N/A	6.86%

*Class B shares are automatically converted to Class A shares after 8 years.

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a fund prospectus at no cost from your financial advisor and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

June 30, 2004 (Unaudited)

COMPARATIVE INDEX GRAPH(insert here)

Comparison of change in value of a $10,000 investment in the ND Tax-Free Fund and the Lehman Brothers Municipal Bond Index

Class B Shares			Class A Shares
	ND Tax- Free Fund w/o CDSC	Lehman Brothers Municipal Bond Index		ND Tax-Free Fund w/o Sales Charge	ND Tax-Free Fund w/Max Sales Charge	Lehman Brothers Municipal Bond Index

01/03/1989	$10,000	$10,000	01/07/2000	$10,000	$9,575	$10,000
1989	$10,291	$11,079	2000	$10,867	$10,405	$11,169
1990	$11,109	$11,886	2001	$11,387	$10,903	$11,743
1991	$12,006	$13,330	2002	$11,429	$10,943	$12,870
1992	$12,718	$14,505	2003	$11,486	$10,998	$13,555
1993	$13,529	$16,286	06/30/2004	$11,451	$10,967	$13,462
1994	$13,262	$15,444
1995	$14,413	$18,140
1996	$15,367	$18,946
1997	$16,007	$20,689
1998	$16,564	$22,030
1999	$16,380	$21,574
2000	$17,712	$24,098
2001	$18,514	$25,335
2002	$18,496	$26,785
2003	$18,504	$28,179
06/30/2004	$18,392	$29,044

Putting Performance into Perspective

Returns are historical and are not a guarantee of future results.  The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed.  To put this information in context, it may be helpful to understand the special differences between the two.  The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in North Dakota municipal bonds.  Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees.  A securities index measures the performance of a theoretical portfolio.  Unlike a fund, the index is unmanaged; there are no expenses that affect the results.  In addition, few investors could purchase all of the securities necessary to match the index.  And, if they could, they would incur transaction costs and other expenses.  All Fund and benchmark returns include reinvested dividends. The Fund’s share price, yields, and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.

June 30, 2004 (Unaudited)

MANAGEMENT OF THE FUND

The Board of the Fund consists of five Directors.  These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios (formerly known as Ranson Managed Portfolios), and the eight series of The Integrity Funds.  Three Directors (60% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates.  These are the “independent” Directors.  The remaining three Directors/Officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Directors of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Director and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT DIRECTORS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
Lynn W. Aas 904 NW 27th Minot, ND 58703 83	Director	Since December 1994	Retired; Attorney; Director, ND Tax-Free Fund, Inc. (since December 1994), Montana Tax-Free Fund, Inc. (since December 1994), South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004) Integrity Fund of Funds, Inc. (since August 1994), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Integrity Managed Portfolios (since January 1996) and The Integrity Funds (since September 2003); and Director, First Western Bank & Trust (until May 2002).	17	None
Orlin W. Backes 15 2nd Ave., SW – Ste. 305 Minot, ND 58701 69	Director	Since April 1995	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, ND Tax-Free Fund, Inc. (since April 1995), Montana Tax-Free Fund, Inc. (since April 1995), South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Fund of Funds, Inc. (since April 1995), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Integrity Managed Portfolios (since January 1996) and The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.	17	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S. Broadway Suite 15 Minot, ND 58701 56	Director	Since January 1999	Attorney, Maxson Law Office (since November 2002), Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Attorney, Farhart, Lian and Maxson, P.C. (March 1976 to March 2000); Director, ND Tax-Free Fund, Inc. (since January 1999), Montana Tax-Free Fund, Inc. (since January 1999), South Dakota Tax-Free Fund, Inc. ( January 1999 to June 2004), Integrity Fund of Funds, Inc. (since January 1999), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); and Trustee, Integrity Managed Portfolios (since January 1999) and The Integrity Funds (since May 2003).	17	None

*The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the eight series of The Integrity Funds.

Trustees (Directors for Corporate Funds) and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Directors and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 601-5593

The Interested Directors and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Director and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
**Peter A. Quist 1 Main Street North Minot, ND 58703 70	Director, Vice President and Secretary	Since Inception

Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc. (formerly known as ND Money Management, Inc.,), ND Capital, Inc., Integrity Fund Services, Inc., (formerly known as ND Resources, Inc.), ND Tax-Free Fund, Inc., ND Insured Income Fund, Inc. (November 1990 to August 1999), Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (since April 1995), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Integrity Funds Distributor, Inc., (formerly known as Ranson Capital Corporation) (since January 1996); and Director, ARM Securities Corporation (since May 2000).

				3	None
**Robert E. Walstad 1 Main Street North Minot, ND 58703 59	Director, Chairman, President	Since Inception

Director (since September 1987), President (September 1987 to October 2001 and September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc., Integrity Fund Services, Inc., ND Tax-Free Fund, Inc., ND Insured Income Fund, Inc. (November 1990 to August 1999), Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., Integrity Fund of Funds, Inc. and Integrity Small-Cap Fund of Funds Inc.; (September 1998 to June 2003), Trustee, Chairman, President, and Treasurer, Integrity Managed Portfolios; Director, President, CEO, and Treasurer, Integrity Funds Distributor, Inc. (January 1996 to August 2003); Director (October 1999 to June 2003), President (October 1999 - October 2001), Magic Internet Services, Inc.; Director (since May 2000), President (May 2000 to October 2001- Sept 2002 to present), ARM Securities Corporation; Director, CEO, Chairman, Capital Financial Services, Inc. (since January 2002).

				17	Director, Capital Financial Services, Inc.
**Brent M. Wheeler 1 Main Street North Minot, ND 58703 33	Treasurer	Since May 2004

Fund Accountant (May 1994 to December 1997) Sr. Fund Accountant (December 1997 to June 1998) Fund Accounting Manager (Since June 1998), Integrity Mutual Funds, Inc.; Treasurer (Since May 2004), Integrity Funds, Integrity Managed Portfolios, Integrity Mutual Funds.

Minot State University Alumni Association

* The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the eight series of The Integrity Funds.

** Directors who are “interested persons” of the Funds as defined in the Investment Company Act of 1940.  Messrs. Quist, Walstad and Wheeler are interested persons by virtue of being officers and/or directors of the Fund’s Investment Adviser and Principal Underwriter.

Trustees (Directors for Corporate Funds) and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Directors and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 601-5593

June 30, 2004 (Unaudited)

DIRECTORS INFORMATION

INDEPENDENT DIRECTORS

[PHOTO]	[PHOTO]	[PHOTO]
Lynn W. Aas	Orlin W. Backes	R. James Maxson

INTERESTED DIRECTORS AND OFFICERS

[PHOTO]	[PHOTO]	[PHOTO]
Peter A. Quist Vice-President	Robert E. Walstad President	Brent M. Wheeler Treasurer

Schedule of Investments  June 30, 2004 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

NORTH DAKOTA MUNICIPAL BONDS (97.5%)

Burleigh Cty., ND (St. Vincent Nursing Home) Facs. Rev.	NR/NR	7.000%	06/01/2019	$500,000	$502,500
Burleigh Cty., ND (Med Center One) Healthcare Rev. MBIA	Aaa/AAA	5.250	05/01/2013	500,000	532,015
Burleigh Cty., ND (Univ. of Mary) Facs. Rev.	NR/NR	5.750	12/01/2011	1,000,000	1,036,770
Burleigh Cty., ND (Univ. of Mary) Facs. Rev.	NR/NR	5.875	12/01/2015	750,000	774,937
Burleigh Cty., ND (Univ. of Mary) Facs. Rev.	NR/NR	5.625	12/01/2015	500,000	506,120
Carrington, ND Cath. Hlth. Corp. Facs. Rev.	Aa/AA	6.250	11/15/2015	500,000	507,500
Dickinson, ND (St. Luke's Home) Rev.	NR/NR	7.250	05/01/2022	500,000	506,760
Fargo, ND Health Sys. (MeritCare) AMBAC	Aaa/AAA	5.125	06/01/2027	1,200,000	1,196,712
Fargo, ND Ref. & Impvt. G.O. FGIC	Aaa/AAA	4.700	05/01/2028	250,000	234,960
Fargo, ND Ref. & Impvt. G.O. MBIA	Aaa/AAA	5.000	05/01/2028	1,000,000	988,920
Fargo, ND Parking Rev. Series 2001-A	NR/NR	6.625	11/01/2021	100,000	102,392
Fargo, ND School District Bldg. Auth. Lease Rev.	A/NR	5.750	05/01/2018	500,000	534,410
Grand Forks, ND Ref. & Impvt. G.O. AMBAC	Aaa/NR	5.000	12/01/2024	100,000	100,184
*Grand Forks, ND Health Care Rev. (Altru Health) MBIA	Aaa/AAA	6.250	12/01/2019	1,000,000	1,045,290
*Grand Forks, ND Health Care Rev. (Altru Health) MBIA	Aaa/AAA	6.450	12/01/2023	1,525,000	1,595,546
Grand Forks, ND Health Care Rev. (Altru Health) MBIA	Aaa/AAA	5.400	08/15/2012	1,000,000	1,091,700
Grand Forks, ND (Aurora Project) Sales Tax Rev. MBIA	Aaa/AAA	5.625	12/15/2029	1,000,000	1,046,570
Grand Forks, ND Sales Tax Rev. (Dike Impts) AMBAC	Aaa/NR	5.000	09/01/2015	85,000	89,659
Jamestown, ND (College) Facs. Rev.	NR/NR	6.625	10/01/2014	800,000	823,760
*Mercer Cty., ND (MT-Dak. Util.) Rev. FGIC	Aaa/AAA	6.650	06/01/2022	3,000,000	3,015,000
Mercer Cty., ND (NW Public Svc.) Rev. Ref. MBIA	Aaa/AAA	5.850	06/01/2023	630,000	642,846
*Mercer Cty., ND (Basin Elec.) Rev. AMBAC	Aaa/AAA	6.050	01/01/2019	5,425,000	5,677,696
City of Minot (Highway Bonds) G.O. MBIA	Aaa/AAA	5.000	10/01/2023	555,000	561,111
Minot Public School Dist. Bldg. Auth.	A/NR	4.800	05/01/2023	855,000	820,843
Morton Cty., ND (MT-Dak. Util.) Rev. FGIC	Aaa/AAA	6.650	06/01/2022	350,000	351,750
Morton Cty., ND Multifamily Hsg. Rev. Ref.	NR/NR	6.750	03/01/2021	500,000	473,495
ND (HFA) Hsg. Finance Program	Aa/NR	6.300	07/01/2016	175,000	181,568
#ND Municipal Bond Bank Revolving Fund Program	Aaa/NR	6.250	10/01/2014	1,095,000	1,124,434
ND Municipal Bond Bank State Revolving Fund	Aaa/NR	4.150	10/01/2023	785,000	692,401
ND Blding. Auth. Lease Rev. FSA	Aaa/AAA	6.000	12/01/2013	500,000	510,820
ND Blding. Auth. Lease Rev. MBIA	Aaa/AAA	5.000	12/01/2022	1,970,000	1,996,556
ND State Board of Hgr. Educ. (Univ. of ND Hsg. & Aux. Facs.) AMBAC	Aaa/AAA	4.600	04/01/2010	200,000	208,000
#ND State Board of Hgr. Educ. (ND St. Univ. Hsg.)	A-1/NR	5.600	04/01/2029	1,035,000	1,068,006
ND State Board of Hgr. Educ. (ND St. Univ.) AMBAC	Aaa/AAA	5.100	04/01/2032	500,000	495,190
ND Student Loan Rev. AMBAC	Aaa/AAA	6.300	07/01/2012	100,000	103,033
ND Student Loan Rev. AMBAC	Aaa/AAA	6.350	07/01/2013	250,000	257,940
ND Student Loan Rev. AMBAC	Aaa/AAA	6.400	07/01/2014	400,000	413,104
#ND State Water Commission Devl. Rev. AMBAC	Aaa/AAA	5.750	07/01/2027	1,250,000	1,320,812
Oliver Cty., ND (Square Butte Elec. Coop) Pollution Control Rev. AMBAC	Aaa/AAA	5.300	01/01/2027	795,000	805,446
West Fargo, ND Refunding & Improvement MBIA	Aaa/NR	5.000	05/01/2018	250,000	256,798

TOTAL NORTH DAKOTA MUNICIPAL BONDS (COST: $33,797,727)					$34,193,554

SHORT-TERM SECURITIES (0.50%)				Shares
Wells Fargo National Tax-Free Money Market				175,589	$175,589
TOTAL SHORT-TERM SECURITIES (COST: $175,589)					$175,589

TOTAL INVESTMENTS IN SECURITIES (COST: $33,973,316)					$34,369,143
OTHER ASSETS LESS LIABILITIES					700,952
NET ASSETS					$35,070,095

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Non-rated (NR) securities in the Fund were investment grade when purchased.

The accompanying notes are an integral part of these financial statements.

Financial Statements  June 30, 2004

Statement of Assets and Liabilities  June 30, 2004 (Unaudited)

ASSETS
Investments in securities, at value (cost: $33,973,316)	$34,369,143
Accrued dividends receivable	351
Accrued interest receivable	470,782
Variation margin on futures	473,575
Prepaid expenses	2,792

Total Assets	$35,316,643

LIABILITIES
Dividends payable	$149,180
Accrued expenses	49,556
Disbursements in excess of demand deposit cash	47,812

Total Liabilities	$246,548

NET ASSETS	$35,070,095

Net assets are represented by:
Capital stock outstanding, at par	$4,519
Additional paid-in capital	41,594,571
Accumulated undistributed net realized gain (loss) on investments	(6,968,441)
Accumulated undistributed net realized gain (loss) on futures	328,620
Unrealized appreciation on investments	395,827
Unrealized depreciation on futures	(285,001)
Total amount representing net assets applicable to 4,519,205 outstanding shares of $.001 par value common stock (100,000,000 shares authorized)
$35,070,095

Net Assets Consist of:
Class A	$27,761,355
Class B	$7,308,740
Total Net Assets	$35,070,095

Shares Outstanding:
Class A	3,577,670
Class B	941,535

Net Asset Value per Share:
Class A	$7.76
Class A – offering price (based on sales charge of 4.25%)	$8.10
Class B	$7.76

The accompanying notes are an integral part of these financial statements.

Statement of Operations  For the six months ended June 30, 2004 (Unaudited)

INVESTMENT INCOME
Interest	$919,285
Dividends	5,082
Total Investment Income	$924,367

EXPENSES
Investment advisory fees	$112,919
Distribution fees (12b-1) Class A	36,674
Distribution fees (12b-1) Class B	35,169
Transfer agent fees	25,702
Accounting service fees	22,410
Custodian fees	3,847
Legal fees	2,459
Directors fees	1,395
Reports to shareholders	2,398
License, fees, and registrations	785
Other	1,065
Total Expenses	$244,823
Less expenses waived or absorbed by the Fund’s manager	(41,331)
Total Net Expenses	$203,492

NET INVESTMENT INCOME	$720,875

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
Net realized gain (loss) from:
Investment transactions	$(55,759)
Futures transactions	328,620
Net change in unrealized appreciation (depreciation) of investments	(848,557)
Net change in unrealized appreciation (depreciation) of futures	(285,001)
Net Realized and Unrealized Gain (Loss) on Investments and Futures	$(860,697)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(139,822)

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2004

Statement of Changes in Net Assets
For the six months ended June 30, 2004, and the year ended December 31, 2003

	For The Six Months Ended June 30, 2004 (Unaudited)	For The Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$720,875	$1,839,261
Net realized gain (loss) on investment and futures transactions	272,861	(1,762,713)
Net change in unrealized appreciation (depreciation) on investments and futures	(1,133,558)	37,352
Net Increase (Decrease) in Net Assets Resulting From Operations	$(139,822)	$113,900

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A ($.16 and $.34, respectively)	$(581,731)	$(1,427,932)
Class B ($.13 and $.31, respectively)	(139,004)	(410,647)
Return of capital distributions:
Class A ($.00 and $.00, respectively)	0	0
Class B ($.00 and $.00, respectively)	0	0
Distributions from net realized gain on investment and futures transactions:
Class A	0	0
Class B	0	0
Total Dividends and Distributions	$(720,735)	$(1,838,579)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares:
Class A	$191,670	$870,876
Class B	18,335	430,292
Proceeds from reinvested dividends:
Class A	404,430	1,010,144
Class B	97,639	286,021
Cost of shares redeemed:
Class A	(3,764,481)	(5,800,858)
Class B	(1,026,936)	(1,947,705)
Exchanges to/from related fund classes:
Class A	752,322	1,601,463
Class B	(752,322)	(1,601,463)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(4,079,343)	$(5,151,230)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(4,939,900)	$(6,875,909)

NET ASSETS, BEGINNING OF PERIOD	40,009,995	46,885,904

NET ASSETS, END OF PERIOD	$35,070,095	$40,009,995

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements  June 30, 2004 (Unaudited)

Note 1.  ORGANIZATION

ND Tax-Free Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company.  The Fund incorporated under the laws of the State of North Dakota on October 7, 1988, and commenced operations on January 3, 1989.  The Fund’s objective is to provide as high a level of current income exempt from federal and North Dakota income taxes as is consistent with preservation of capital.  The Fund will seek to achieve this by investing primarily in a portfolio of North Dakota tax-exempt securities.

All shares existing prior to January 7, 2000, the commencement date of Class A shares, were classified as Class B shares.  Class B shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.85% on an annual basis, and a Contingent Deferred Sales Charge that decreases depending on how long the shares have been held.  Class A shares are sold with an initial sales charge of 4.25% and a distribution fee of up to 0.25% on an annual basis.  The two classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and have exclusive voting rights with respect to any matter on which a separate vote of any class is required.  Class B shares automatically convert to A on the 15th of the month or the next business day following the eighth anniversary of issuance.

Note 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management, Inc.  The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.  Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed.  The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state.  This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Federal and state income taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders.  Therefore, no provision for income taxes is required.  Distributions during the six months ended June 30, 2004, were characterized as tax-exempt for tax purposes.

The tax character of distributions paid was as follows:

	June 30, 2004	December 31, 2003
Tax-exempt income	$720,735	$1,838,579
Ordinary Income	0	0
Long-term Capital Gains	0	0
Total	$720,735	$1,838,579

The Fund has unexpired capital loss carryforwards for tax purposes as of December 31, 2003, totaling $6,913,685, which may be used to offset capital gains.  The capital loss carryforward amounts will expire in each of the years ended December 31 as shown in the table below.

Year	Unexpired Capital Losses
2004	0
2005	1,941,479
2006	589,931
2007	0
2008	756,779
2009	0
2010	1,868,806
2011	1,756,690

For the year ended December 31, 2003, the Fund made $3,488,050 in permanent reclassifications to reflect tax character.  Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Multiple class allocations - The Fund simultaneously uses the settled shares method to allocate income and fund wide expenses and uses the relative net assets method to allocate gains and losses.  Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class.  For the six months ended June 30, 2004, distribution fees were the only class-specific expenses.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash.  Capital gains, when available, are distributed along with the last income dividend of the calendar year.  Net investment income, other than distribution fees, are allocated daily to each class of shares based upon the settled shares of each class.

Premiums and discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other - Income and expenses are recorded on the accrual basis.  Investment transactions are accounted for on the trade date.  Realized gains and losses are reported on the identified cost basis.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.  Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index.  Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.  Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments.  The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

At June 30, 2004, the Fund had outstanding futures contracts to sell debt securities as follows:

Contracts to Sell	Expiration Date	Number of Futures Contracts	Valuation as of June 30, 2004	Unrealized Appreciation (Depreciation)
U.S. Treasury Bonds	09/2004	123	$473,575	($285,001)

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Reclassifications – Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 3.  CAPITAL SHARE TRANSACTIONS

As of June 30, 2004, there were 100,000,000 shares of $.001 par value authorized; 4,519,205 and 5,041,080 shares were outstanding at June 30, 2004, and December 31, 2003, respectively.

Transactions in capital shares were as follows:

	Class A Shares		Class B Shares
	For The Six Months Ended June 30, 2004 (Unaudited)	For The Year Ended December 31, 2003	For The Six Months Ended June 30, 2004 (Unaudited)	For The Year Ended December 31, 2003
Shares sold	24,290	108,955	2,341	52,912
Shares issued on reinvestment of dividends	51,598	125,411	12,454	35,449
Shares redeemed	(481,405)	(723,020)	(131,192)	(242,476)
Shares exchanged to Class A	0	0	(96,212)	(197,240)
Shares exchanged from Class B	96,251	197,280	0	0
Net increase (decrease)	(309,266)	(291,374)	(212,609)	(351,355)

Note 4.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, Inc., the Fund’s investment adviser; ND Capital, Inc., the Fund’s underwriter; and Integrity Fund Services, Inc., the Fund’s transfer and accounting services agent; are subsidiaries of Integrity Mutual Funds, Inc., the Fund’s sponsor.

The Fund has engaged Integrity Money Management, Inc. to provide investment advisory and management services to the Fund.  The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.60% of the Fund’s average daily net assets.  The Fund has recognized $71,588 of investment advisory fees after a partial waiver for the six months ended June 30, 2004.  The Fund has a payable to Integrity Money Management, Inc. of $9,259 at June 30, 2004, for investment advisory fees.  Certain officers and directors of the Fund are also officers and directors of the investment adviser.

The investment adviser may also voluntarily waive fees or reimburse expenses not required under the advisory contract from time to time.  Accordingly, after fee waivers and expense reimbursements, the Fund’s actual total annual operating expenses for Class B shares were 1.40% for the fiscal year ended December 31, 2003.  Accordingly, after fee waivers and expense reimbursements, the Fund’s actual total annual operating expenses for Class A were 0.95% for the fiscal year ended December 31, 2003.

ND Capital, Inc. (“Capital”) serves as the principal underwriter for the Fund.  The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act.  Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services.  These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.”  Class B presently pays an annual distribution fee of up to 0.85% of the average daily net assets of the class.  Class A presently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class.  Distribution Plan expenses are calculated daily and paid monthly.

During the six months ended June 30, 2004, amounts paid or accrued to Capital and fees waived, if any, pursuant to Class A and Class B Distribution Plans were as follows:

	12b-1 Fees Charged	12b-1 Fees Waived
Class A Shares	36,674	0
Class B Shares	35,169	0

Integrity Fund Services, Inc. (the transfer agent) provides shareholder services for a fee that varies according to the size of the Fund and is reimbursed for out-of-pocket expenses.  An additional fee with a minimum of $500 per month is charged for each additional share class.  The Fund has recognized $25,702 of transfer agency fees for the six months ended June 30, 2004.  The Fund has a payable to Integrity Fund Services, Inc. of $4,704 at June 30, 2004, for transfer agency fees.  Integrity Fund Services, Inc. also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million.  An additional minimum fee of $500 per month is charged by Integrity Fund Services, Inc. for each additional share class.  The Fund has recognized $22,410 of accounting service fees for the six months ended June 30, 2004.  The Fund has a payable to Integrity Fund Services, Inc. of $4,239 at June 30, 2004, for accounting service fees.

Note 5.  INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sale of investment securities (excluding short-term securities) aggregated $1,126,450 and $3,324,532, respectively, for the six months ended June 30, 2004.

Note 6.  INVESTMENT IN SECURITIES

At June 30, 2004, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $33,973,316. The net unrealized appreciation of investments based on the cost was $395,827, which is comprised of $714,927 aggregate gross unrealized appreciation and $319,100 aggregate gross unrealized depreciation.

Financial Highlights  June 30, 2004

Selected per share data and ratios for the period indicated

Class A Shares

	For The Six Months Ended June 30, 2004 (Unaudited)	For The Year Ended December 31, 2003	For The Year Ended December 31, 2002	For The Year Ended December 31, 2001	For The Period Since Inception (January 7, 2000) Thru December 29, 2000
NET ASSET VALUE, BEGINNING OF PERIOD	$7.94	$8.25	$8.63	$8.66	$8.38

Income from Investment Operations:
Net investment income	$.16	$.34	$.41	$.43	$.43
Net realized and unrealized gain (loss) on investment and futures transactions	(.18)	(.31)	(.38)	(.03)	.28
Total Income (Loss) From Investment Operations	$(.02)	$.03	$.03	$.40	$.71

Less Distributions:
Dividends from net investment income	$(.16)	$(.34)	$(.41)	$(.43)	$(.43)
Return of capital distributions	.00	.00	.00	.00	.00
Distributions from net realized gains	.00	.00	.00	.00	.00
Total Distributions	$(.16)	$(.34)	$(.41)	$(.43)	$(.43)

NET ASSET VALUE, END OF PERIOD	$7.76	$7.94	$8.25	$8.63	$8.66

Total Return	(0.61)%(A)(C)	0.50%(A)	0.37%(A)	4.78%(A)	8.67%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$27,761	$30,847	$34,463	$32,033	$24,684
Ratio of net expenses (after expense assumption) to average net assets	0.95%(B)(C)	0.95%(B)	0.95%(B)	0.95%(B)	0.94%(B)
Ratio of net investment income to average net assets	3.97%(C)	4.33%	4.87%	5.01%	5.12%
Portfolio turnover rate	3.17%	34.34%	3.14%	2.30%	0.86%

(A)  Excludes maximum sales charge of 4.25%.

(B)  During the periods indicated above, Integrity Mutual Funds, Inc. assumed/waived expenses of $32,286, $72,086, $77,910, $60,751, and $39,055, respectively.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.17%, 1.17%, 1.18%, 1.16%, and 1.15%, respectively.

(C)  Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights  June 30, 2004

Selected per share data and ratios for the period indicated

Class B Shares

	For The Six Months Ended June 30, 2004 (Unaudited)	For The Year Ended December 31, 2003	For The Year Ended December 31, 2002	For The Year Ended December 31, 2001	For The Year Ended December 29, 2000	For The Year Ended December 31, 1999
NET ASSET VALUE, BEGINNING OF PERIOD	$7.94	$8.25	$8.64	$8.66	$8.40	$8.94

Income from Investment Operations:
Net investment income	$.13	$.31	$.38	$.40	$.40	$.41
Net realized and unrealized gain (loss) on investment and futures transactions	(.18)	(.31)	(.39)	(.02)	.26	(.50)
Total Income (Loss) From Investment Operations	$(.05)	$.00	$(.01)	$.38	$.66	$(.09)

Less Distributions:
Dividends from net investment income	$(.13)	$(.31)	$(.38)	$(.40)	$(.40)	$(.41)
Return of capital distributions	.00	.00	.00	.00	.00	(.04)
Distributions from net realized gains	.00	.00	.00	.00	.00	.00
Total Distributions	$(.13)	$(.31)	$(.38)	$(.40)	$(.40)	$(.45)

NET ASSET VALUE, END OF PERIOD	$7.76	$7.94	$8.25	$8.64	$8.66	$8.40

Total Return	(1.21)% (A)(C)	0.04%(A)	(0.10)%(A)	4.53%(A)	8.13%(A)	(1.11)% (A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$7,309	$9,163	$12,423	$21,052	$31,954	$65,815
Ratio of net expenses (after expense assumption) to average net assets	1.55%(B)(C)	1.40%(B)	1.30%(B)	1.30%(B)	1.30%(B)	1.30%(B)
Ratio of net investment income to average net assets	3.36%(C)	3.90%	4.52%	4.68%	4.80%	4.61%
Portfolio turnover rate	3.17%	34.34%	3.14%	2.30%	0.86%	7.45%

(A) Excludes contingent deferred sales charge of 4.00%.

(B) During the periods indicated above, Integrity Mutual Funds, Inc. assumed/waived expenses of $9,045, $37,072, $60,864, $92,939, $144,913, and $329,246, respectively.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 1.77%, 1.74%, 1.68%, 1.67%, 1.66%, and 1.74%, respectively.

(C) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR.  No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Item not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Item not applicable to semi-annual report.

Items 5. Not applicable

Items 6. The Schedule of Investments is included in  Item 1 of Form N-CSRS.

Item 7. Not applicable

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

              Not applicable

Item 9. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors in the last fiscal half-year.

Item 10. Controls and Procedures.

(a)                The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)                The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits

(a)(1)       The registrant’s code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant’s annual N-CSR.

(2)          Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

(b)                Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ND Tax-Free Fund, Inc.

BY: Robert E. Wastad

ROBERT E. WALSTAD

PRESIDENT

Date: August 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

ND Tax-Free Fund, Inc.

BY: Robert E. Wastad

ROBERT E. WALSTAD

PRESIDENT

Date: August 27, 2004

BY: Brent Wheeler

BRENT WHEELER

TREASURER

Date: August 27, 2004